Loss per share - Schedule of Loss for Year (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Earnings per share [abstract]
Net loss attributed to shareholders	$ (15,193)	$ (21,396)	$ (28,897)	$ (41,096)
Weighted average number of shares in issue, basic (in shares)	65,916,269	64,498,686	65,612,565	64,371,485
Weighted average number of shares in issue, diluted (in shares)	65,916,269	64,498,686	65,612,565	64,371,485
Basic loss per share (in dollars per share)	$ (0.23)	$ (0.33)	$ (0.44)	$ (0.64)
Diluted loss per share (in dollars per share)	$ (0.23)	$ (0.33)	$ (0.44)	$ (0.64)